Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Share-based compensation expense recognized in Consolidated Statement of Operations	Share-based compensation expense recognized in the Consolidated Statements of Operations is as follows:

	Years ended December 31,
	2024	2023	2022
Deferred Bonus Plan	$24	$29	$24
Performance Share Plan	65	35	42
Performance Share Units	2	—	—
Restricted Stock Units	109	—	—
Total share-based compensation expense	$200	$64	$66

Income tax benefit related to share-based compensation expense	$15	$—	$3

Schedule of changes in the Deferred Bonus Plan

The table below summarizes the changes in the DBP during the year ended December 31, 2024:

		Weighted average
		grant date
	Number of shares	fair value
Outstanding at beginning of year	1,862,573	$46.00
Granted	651,648	41.34
Forfeited	(13,366)	42.88
Vested	(523,972)	47.42
Outstanding at end of year	1,976,883	$43.42

Schedule of changes of Performance Share Plan and Performance Share Unit

The table below summarizes the changes in the PSP for the year ended December 31, 2024:

		Weighted average
		grant date
	Number of shares	fair value
Outstanding at beginning of year	4,375,762	$34.32
Granted	1,700,922	43.29
Forfeited	(157,115)	35.50
Vested	(742,163)	38.35
Lapsed	(409,729)	38.35
Outstanding at end of year	4,767,677	$36.51

The table below summarizes the changes in the PSUs for the year ended December 31, 2024:

		Weighted
		average
	Number of	grant date
	shares	fair value
Outstanding at beginning of year	—	$—
Granted	232,422	50.07
Outstanding at end of year	232,422	$50.07

Schedule of Share-Based Payment Award, Total Shareholder Return, valuation assumptions	The Monte Carlo simulation takes into account peer group TSR and volatilities together with the following assumptions:

	2024	2023	2022
Risk-free interest rate (%)	—%	3.2%	0.7%
Expected volatility (%)	—%	27.7%	31.5%
Expected term (years)	0	3.0	3.0
The Monte Carlo simulation takes into account peer group TSR and volatilities together with the following assumptions:

Year ended
December 31,
2024
Risk-free interest rate (%)	3.7%
Expected volatility (%)	33.7%
Expected term (years)	2.4

Schedule of changes of Restricted Stock Units

The table below summarizes the changes in the RSUs granted under the LTIP and Westrock RSU awards converted to Smurfit Westrock RSU awards during the year ended December 31, 2024:

		Weighted average
		grant date
	Number of shares	fair value
Outstanding at beginning of year	—	$—
Acquired in connection with Combination	5,393,653	46.85
Granted	56,936	48.09
Forfeited	(43,432)	46.86
Vested	(1,695,195)	46.86
Outstanding at end of year	3,711,962	$46.87